ACCOUNTS RECEIVABLE, NET (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts		$ 0	$ 0
Accounts receivable, net		23,312,086	85,948
Trade Accounts Receivable One [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current		7,091,310	0
Trade Accounts Receivable Two [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current		1,835,203	0
Trade Accounts Receivable Three [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current		7,124,003	8,919
Trade Accounts Receivable Fourth [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current	[1]	7,184,721	77,029
Trade Accounts Receivable Fifth [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current		$ 76,849	$ 0

[1]	Accounts receivables from electricity revenue generation includes the receivables from the sales of green certificates.